Notes Payable - Related Party (Details) - Schedule of Notes Payable - Related Party - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Notes Payable - Related Party [Line Items]
Balance at Beginning	$ 2,604,713	$ 2,786,183	$ 4,528,549
Foreign currency adjustment	8,119	(177,690)
Repayments	(821,292)	(64,550)
Finance expense		60,770
Balance at Beginning	1,791,540	2,604,713	$ 2,786,183
Current	1,791,540	2,604,713
Non-current	$ 0	$ 0